Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments and risk management [Abstract]
Carrying amounts of financial assets and financial liabilities
The following table shows the carrying amounts of financial assets and financial liabilities:

	As of December 31,
In CHF thousands	2020	2019
Financial assets
Long-term financial assets	334	304
Other current receivables	329	304
Short-term financial assets	65,000	95,000
Cash and cash equivalents	160,893	193,587
Total financial assets	226,556	289,195

	As of December 31,
In CHF thousands	2020	2019
Financial liabilities
Long-term lease liabilities	1,780	1,813
Trade and other payables	2,184	142
Accrued expenses	11,085	11,797
Short-term financing obligation	—	652
Short-term lease liabilities	443	442
Total financial liabilities	15,492	14,846